ISSUANCE OF EQUITY SECURITIES (Details Narrative) - USD ($)							12 Months Ended
	Dec. 05, 2025	Dec. 02, 2025	Oct. 30, 2025	Sep. 30, 2025	Sep. 29, 2025	Aug. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Apr. 10, 2026	Mar. 31, 2026	Mar. 12, 2026	Dec. 04, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split	1-for-20	1-for-20 Reverse Stock Split					1-for-20 reverse stock split
Common stock, par value	$ 0.00001
Reverse stock splits, shares				196,514,084			196,514,084
Common stock, shares outstanding	9,825,704			9,825,704			9,825,704	248,912		89,971,288		196,514,084
Issued share	9,825,704			9,825,704			9,825,704	248,912		89,971,288		196,514,084
Common Stock issued for cash, shares			8,333,333			3,683,333	1,459,388
Shares Issued				7,880,438			7,880,438
Shares Issued and Acquisitions				184,167	3,683,333		184,167
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock compensation expense							$ 641,879
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock issued for cash, shares							50,000
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001	$ 0.00001							$ 0.00001
Common stock, shares outstanding	9,825,704											196,514,084
Issued share	9,825,704											196,514,084
Common Stock issued for cash, shares			8,333,333
Kellyview Investment Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued share											37,243,948
Kellyview Investment Limited [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued share									74,487,896
Dundas Technology Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued share											37,243,948